Inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Inventory, Net [Abstract]
Finished goods	$ 49,773	$ 39,642
Raw materials	6,678	5,280
Work-in process	6,187	3,875
Total inventory	$ 62,638	$ 48,797